Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
September 30, 2024
SGR-NPRT1-1124
1.9896348.105
Common Stocks - 99.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Despegar.com Corp (b)(c)	4,679	58,020
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Metals Acquisition Ltd Class A (b)	8,082	111,936
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (c)	3,967	29,513
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	55,353	913,878
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	81,955	297,497
BERMUDA - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	15,209	131,710
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A (b)	53,901	464,087
StoneCo Ltd Class A (b)	81,930	922,532

TOTAL BRAZIL		1,386,619
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	50,199	320,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Encore Energy Corp (United States) (b)(c)	72,795	294,092
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	7,025	58,167
Health Care - 0.2%
Biotechnology - 0.2%
Aurinia Pharmaceuticals Inc (b)(c)	53,699	393,614
Fennec Pharmaceuticals Inc (United States) (b)	2,839	14,195
		407,809
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	26,091	25,644
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	52,625	292,069
TOTAL CANADA		1,398,051
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	27,788	110,874
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Orion SA	31,470	560,481
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	257,460	1,037,564
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	2,986	33,860
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Livewire Group Inc (b)	9,969	60,811
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	30,111	336,340
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		397,151
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	12,847	295,224
INDIA - 0.2%
Industrials - 0.2%
Professional Services - 0.2%
WNS Holdings Ltd ADR (c)	24,876	1,311,214
IRELAND - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	13,568	226,993
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	6,412	525,271
TOTAL IRELAND		752,264
ISRAEL - 0.1%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	6,499	11,698
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	28,047	170,526
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	4,286	77,405
Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	16,839	627,590
TOTAL ISRAEL		887,219
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	3,700	42,328
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)	4,330	66,899
TOTAL KOREA (SOUTH)		109,227
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	9,500	95,190
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	1,619	25,450
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	11,046	438,968
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd (United States) (c)	9,956	253,281
SFL Corp Ltd	13,650	157,930
		411,211
TOTAL NORWAY		850,179
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.0%
First BanCorp/Puerto Rico	6,984	147,851
Financial Services - 0.2%
EVERTEC Inc	35,463	1,201,841
TOTAL PUERTO RICO		1,349,692
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	13,421	160,113
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(d)	2,699	1,996
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	29,678	1,339,368
TOTAL SINGAPORE		1,501,477
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	4,698	67,369
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)(c)	26,923	84,808
Pharmaceuticals - 0.0%
Novartis AG rights (b)(e)	7,324	0
TOTAL SWITZERLAND		84,808
THAILAND - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fabrinet (b)	19,997	4,728,091
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)(c)	24,281	98,581
UNITED STATES - 97.1%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	4,954	186,567
Bandwidth Inc Class A (b)	12,064	211,241
Cogent Communications Holdings Inc	24,172	1,835,138
Globalstar Inc (b)	337,240	418,178
IDT Corp Class B	5,978	228,180
		2,879,304
Entertainment - 0.5%
Atlanta Braves Holdings Inc Class A (b)	4,859	204,807
Atlanta Braves Holdings Inc Class C (b)	28,353	1,128,449
Cinemark Holdings Inc (b)	48,091	1,338,853
Eventbrite Inc Class A (b)	38,905	106,211
Golden Matrix Group Inc (b)(c)	10,928	25,462
IMAX Corp (b)	23,437	480,693
LiveOne Inc (b)	35,614	33,791
Madison Square Garden Entertainment Corp Class A (b)	2,096	89,143
Reservoir Media Inc (b)	690	5,595
Vivid Seats Inc Class A (b)(c)	42,248	156,318
		3,569,322
Interactive Media & Services - 0.7%
Bumble Inc Class A (b)	4,913	31,345
Cargurus Inc Class A (b)	48,498	1,456,396
EverQuote Inc Class A (b)	13,734	289,650
fuboTV Inc (b)	12,759	18,118
Getty Images Holdings Inc Class A (b)(c)	54,875	209,074
MediaAlpha Inc Class A (b)	16,331	295,754
QuinStreet Inc (b)	28,787	550,695
Shutterstock Inc (c)	10,751	380,263
System1 Inc Class A (b)(c)	13,095	14,666
Yelp Inc Class A (b)	36,062	1,265,055
ZipRecruiter Inc Class A (b)	39,243	372,809
		4,883,825
Media - 0.4%
Boston Omaha Corp (b)	803	11,941
Cardlytics Inc (b)(c)	22,207	71,062
Clear Channel Outdoor Holdings Inc (b)	25,658	41,053
Entravision Communications Corp Class A	5,120	10,598
Ibotta Inc Class A (b)(c)	4,164	256,544
Integral Ad Science Holding Corp (b)	4,629	50,039
John Wiley & Sons Inc Class A	10,323	498,085
Magnite Inc (b)	61,178	847,316
PubMatic Inc Class A (b)	22,896	340,464
Sinclair Inc Class A (c)	17,490	267,597
Stagwell Inc Class A (b)	8,206	57,606
TechTarget Inc (b)	14,147	345,894
Thryv Holdings Inc (b)	17,405	299,888
Townsquare Media Inc Class A	7,139	72,532
		3,170,619
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	15,085	108,310
TOTAL COMMUNICATION SERVICES		14,611,380

Consumer Discretionary - 9.8%
Automobile Components - 1.6%
Dorman Products Inc (b)	14,400	1,628,928
Gentherm Inc (b)	17,169	799,217
Holley Inc Class A (b)	11,467	33,827
LCI Industries	13,618	1,641,514
Luminar Technologies Inc Class A (b)(c)	159,496	143,498
Modine Manufacturing Co (b)	28,335	3,762,605
Patrick Industries Inc	11,850	1,687,085
Visteon Corp (b)	14,991	1,427,743
XPEL Inc (b)(f)	13,806	598,766
		11,723,183
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	3,014	13,292
Groupon Inc (b)(c)	6,319	61,800
Qurate Retail Inc Class B (b)	543	2,324
Savers Value Village Inc (b)(c)	12,797	134,624
		212,040
Diversified Consumer Services - 1.0%
Adtalem Global Education Inc (b)	3,766	284,258
American Public Education Inc (b)	713	10,516
Carriage Services Inc	5,633	184,931
Coursera Inc (b)	76,102	604,250
European Wax Center Inc Class A (b)	17,151	116,627
Frontdoor Inc (b)	43,041	2,065,538
Laureate Education Inc	59,604	990,022
Mister Car Wash Inc (b)(c)	44,356	288,758
Nerdy Inc Class A (b)	40,125	39,447
Stride Inc (b)(c)	23,358	1,992,671
Udemy Inc (b)	52,344	389,439
Universal Technical Institute Inc (b)	21,616	351,476
		7,317,933
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment Inc Class A (b)	28,250	328,265
BJ's Restaurants Inc (b)	5,639	183,606
Bloomin' Brands Inc	22,852	377,744
Brinker International Inc (b)	21,818	1,669,732
Cheesecake Factory Inc/The (c)	26,564	1,077,170
Cracker Barrel Old Country Store Inc (c)	2,673	121,221
Dave & Buster's Entertainment Inc (b)	17,667	601,561
Denny's Corp (b)	19,830	127,904
Dine Brands Global Inc	1,046	32,667
Empire Resorts Inc (e)	24	0
Everi Holdings Inc (b)	23,486	308,606
First Watch Restaurant Group Inc (b)	16,609	259,100
Global Business Travel Group I Class A (b)(c)	59,012	453,802
Hilton Grand Vacations Inc (b)	40,507	1,471,214
Inspired Entertainment Inc (b)	11,986	111,110
International Game Technology PLC	8,274	176,236
Jack in the Box Inc (c)	10,728	499,281
Krispy Kreme Inc	46,766	502,267
Kura Sushi USA Inc Class A (b)(c)	3,241	261,095
Lindblad Expeditions Holdings Inc (b)	13,688	126,614
Monarch Casino & Resort Inc	7,005	555,286
Mondee Holdings Inc Class A (b)(c)	17,210	23,922
Nathan's Famous Inc	1,357	109,781
ONE Group Hospitality Inc/The (b)(c)	11,490	42,283
Papa John's International Inc	13,153	708,552
PlayAGS Inc (b)	21,060	239,873
Portillo's Inc Class A (b)(c)	23,488	316,383
Potbelly Corp (b)	15,001	125,108
Rci Hospitality Holdings Inc (c)	2,396	106,742
Red Rock Resorts Inc Class A	12,220	665,257
Rush Street Interactive Inc Class A (b)	41,494	450,210
Sabre Corp (b)	43,357	159,120
Shake Shack Inc Class A (b)	20,845	2,151,413
Six Flags Entertainment Corp	37,853	1,525,854
Sweetgreen Inc Class A (b)	54,182	1,920,753
Target Hospitality Corp (b)	18,029	140,266
United Parks & Resorts Inc (b)	18,238	922,843
Xponential Fitness Inc Class A (b)(c)	13,089	162,304
		19,015,145
Household Durables - 1.5%
Cavco Industries Inc (b)	4,597	1,968,619
Century Communities Inc	1,891	194,735
Champion Homes Inc (b)	13,943	1,322,494
Cricut Inc Class A	20,897	144,816
Dream Finders Homes Inc Class A (b)(c)	15,290	553,651
Green Brick Partners Inc (b)	4,672	390,205
Hovnanian Enterprises Inc Class A (b)	171	34,947
Installed Building Products Inc	13,145	3,237,219
KB Home	5,070	434,448
Landsea Homes Corp Class A (b)	1,159	14,314
LGI Homes Inc (b)	796	94,342
Lovesac Co/The (b)	4,101	117,494
Sonos Inc (b)	61,066	750,501
Tri Pointe Homes Inc (b)	14,747	668,187
United Homes Group Inc Class A (b)(c)	2,215	13,600
Vizio Holding Corp Class A (b)(c)	48,518	541,946
Worthington Enterprises Inc	15,313	634,724
		11,116,242
Leisure Products - 0.2%
Acushnet Holdings Corp (c)	15,833	1,009,354
Marine Products Corp	2,227	21,580
Peloton Interactive Inc Class A (b)(c)	173,640	812,635
Smith & Wesson Brands Inc	2,027	26,310
Sturm Ruger & Co Inc	2,515	104,825
		1,974,704
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	3,418	27,105
Abercrombie & Fitch Co Class A (b)	27,577	3,858,022
Academy Sports & Outdoors Inc	10,036	585,701
American Eagle Outfitters Inc	79,502	1,780,050
Arhaus Inc Class A (c)	23,973	295,108
Arko Corp	4,483	31,471
Boot Barn Holdings Inc (b)	16,227	2,714,453
Buckle Inc/The	16,876	742,038
Build-A-Bear Workshop Inc	6,972	239,628
Caleres Inc	5,670	187,394
Camping World Holdings Inc Class A	23,142	560,499
EVgo Inc Class A (b)(c)	6,898	28,558
Genesco Inc (b)	1,613	43,825
GrowGeneration Corp (b)	2,194	4,673
J Jill Inc	2,705	66,732
Leslie's Inc (b)(c)	59,653	188,503
National Vision Holdings Inc (b)	2,765	30,166
RealReal Inc/The (b)(c)	37,488	117,712
Revolve Group Inc Class A (b)(c)	20,962	519,438
Sonic Automotive Inc Class A	2,284	133,568
ThredUp Inc Class A (b)	6,487	5,462
Tile Shop Holdings Inc (b)	5,438	35,836
Torrid Holdings Inc (b)	6,722	26,417
Upbound Group Inc	29,316	937,819
Urban Outfitters Inc (b)	9,851	377,392
Victoria's Secret & Co (b)	10,048	258,234
Warby Parker Inc Class A (b)	47,654	778,190
		14,573,994
Textiles, Apparel & Luxury Goods - 1.0%
Figs Inc Class A (b)(c)	3,944	26,977
Hanesbrands Inc (b)	194,144	1,426,958
Kontoor Brands Inc	30,508	2,494,944
Oxford Industries Inc	5,635	488,893
Rocky Brands Inc	1,432	45,624
Steven Madden Ltd	39,750	1,947,353
Superior Group of Cos Inc	1,060	16,419
Wolverine World Wide Inc	43,386	755,784
		7,202,952
TOTAL CONSUMER DISCRETIONARY		73,136,193

Consumer Staples - 3.2%
Beverages - 0.3%
MGP Ingredients Inc	7,743	644,605
National Beverage Corp	12,844	602,897
Primo Water Corp (United States)	10,511	265,403
Vita Coco Co Inc/The (b)(c)	21,457	607,448
		2,120,353
Consumer Staples Distribution & Retail - 1.0%
Andersons Inc/The	2,164	108,503
Chefs' Warehouse Inc/The (b)	19,123	803,357
Natural Grocers by Vitamin Cottage Inc	1,300	38,597
PriceSmart Inc	8,660	794,815
Sprouts Farmers Market Inc (b)	55,172	6,091,541
		7,836,813
Food Products - 1.1%
Beyond Meat Inc (b)(c)	32,576	220,865
BRC Inc Class A (b)(c)	26,198	89,597
Cal-Maine Foods Inc	1,323	99,013
Calavo Growers Inc	1,460	41,654
J & J Snack Foods Corp	8,381	1,442,538
John B Sanfilippo & Son Inc	4,903	462,402
Lancaster Colony Corp	10,733	1,895,126
Lifeway Foods Inc (b)	2,475	64,152
Mama's Creations Inc (b)	17,998	131,385
Mission Produce Inc (b)	2,923	37,473
Simply Good Foods Co/The (b)	50,099	1,741,942
Utz Brands Inc Class A	24,255	429,314
Vital Farms Inc (b)	17,806	624,456
Westrock Coffee Co (b)(c)	18,723	121,700
WK Kellogg Co	35,859	613,547
		8,015,164
Household Products - 0.5%
Central Garden & Pet Co (b)	1,749	63,786
Central Garden & Pet Co Class A	4,031	126,573
Energizer Holdings Inc	39,286	1,247,723
Oil-Dri Corp of America	586	40,428
WD-40 Co	7,471	1,926,622
		3,405,132
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	40,669	58,563
Herbalife Ltd (b)	36,537	262,701
Honest Co Inc/The (b)	18,217	65,035
Inter Parfums Inc	10,021	1,297,519
Nature's Sunshine Products Inc (b)	1,488	20,267
Veru Inc (b)(c)	53,851	41,411
		1,745,496
Tobacco - 0.1%
Ispire Technology Inc (b)	10,517	65,258
Turning Point Brands Inc	8,044	347,099
Vector Group Ltd	11,959	178,428
		590,785
TOTAL CONSUMER STAPLES		23,713,743

Energy - 3.1%
Energy Equipment & Services - 2.1%
Archrock Inc	91,541	1,852,790
Atlas Energy Solutions Inc (c)	37,137	809,587
Cactus Inc Class A	35,928	2,143,824
ChampionX Corp	104,487	3,150,283
Core Laboratories Inc (c)	25,682	475,887
DMC Global Inc (b)	2,783	36,123
Drilling Tools International Corp (b)(c)	3,379	12,603
Helix Energy Solutions Group Inc (b)	15,027	166,800
Kodiak Gas Services Inc	3,013	87,377
Liberty Energy Inc Class A	5,026	95,946
Nabors Industries Ltd (b)(c)	1,548	99,800
Natural Gas Services Group Inc (b)	1,252	23,926
Noble Corp PLC	49,399	1,785,280
Oceaneering International Inc (b)	55,542	1,381,330
TETRA Technologies Inc (b)	68,693	212,948
Tidewater Inc (b)	26,765	1,921,459
Valaris Ltd (b)	21,920	1,222,040
		15,478,003
Oil, Gas & Consumable Fuels - 1.0%
Berry Corp	12,651	65,026
Centrus Energy Corp Class A (b)	5,484	300,797
Crescent Energy Co Class A	20,139	220,522
CVR Energy Inc	16,746	385,660
Delek US Holdings Inc	9,555	179,156
Diversified Energy Co PLC (United States) (c)(f)	1,394	15,864
Dorian LPG Ltd	9,937	342,032
Empire Petroleum Corp (b)(c)	7,855	41,239
Empire Petroleum Corp rights (b)	7,855	98
Evolution Petroleum Corp	4,840	25,700
Gulfport Energy Corp (b)	3,668	555,152
Kinetik Holdings Inc Class A	1,977	89,479
Magnolia Oil & Gas Corp Class A (c)	87,728	2,142,319
NextDecade Corp (b)	63,276	298,030
Northern Oil & Gas Inc	3,246	114,941
REX American Resources Corp (b)	1,821	84,294
Riley Exploration Permian Inc	929	24,609
Sable Offshore Corp (b)(c)	27,581	651,740
SM Energy Co	10,556	421,923
Ur-Energy Inc (United States) (b)	169,071	201,194
Uranium Energy Corp (b)(c)	219,420	1,362,599
VAALCO Energy Inc	5,564	31,937
Verde Clean Fuels Inc Class A (b)	1,762	7,030
W&T Offshore Inc (c)	53,788	115,644
World Kinect Corp	3,286	101,570
		7,778,555
TOTAL ENERGY		23,256,558

Financials - 7.8%
Banks - 1.1%
Axos Financial Inc (b)	3,197	201,027
BancFirst Corp	1,319	138,825
Bancorp Inc/The (b)	26,076	1,395,066
Bank7 Corp	122	4,571
Citizens Financial Services Inc	166	9,753
City Holding Co	615	72,195
Coastal Financial Corp/WA Class A (b)	5,787	312,440
Columbia Financial Inc (b)	886	15,124
Esquire Financial Holdings Inc	3,321	216,562
First Business Financial Services Inc	220	10,030
First Financial Bankshares Inc	71,403	2,642,625
First Foundation Inc	9,783	61,046
First Interstate Bank of Calif	1,752	60,024
First Western Financial Inc (b)	1,247	24,940
Greene County Bancorp Inc	3,840	118,656
Lakeland Financial Corp	827	53,854
Live Oak Bancshares Inc	16,465	779,947
Metrocity Bankshares Inc	791	24,220
Nicolet Bankshares Inc	1,682	160,850
Pathward Financial Inc	3,860	254,799
Peoples Financial Services Corp	1,206	56,537
ServisFirst Bancshares Inc	7,844	631,050
Shore Bancshares Inc	2,167	30,316
Triumph Financial Inc (b)	11,154	887,189
USCB Financial Holdings Inc	1,606	24,492
		8,186,138
Capital Markets - 2.8%
Artisan Partners Asset Management Inc Class A	34,583	1,498,136
B Riley Financial Inc (c)	11,184	58,716
Brightsphere Investment Group Inc	15,102	383,591
Cohen & Steers Inc (c)	15,102	1,449,037
Diamond Hill Investment Group Inc	1,228	198,457
Donnelley Financial Solutions Inc (b)	9,086	598,131
GCM Grosvenor Inc Class A	20,173	228,358
Hamilton Lane Inc Class A	21,035	3,542,085
MarketWise Inc Class A	2,860	1,911
Moelis & Co Class A	38,722	2,652,844
Open Lending Corp (b)	55,910	342,169
P10 Inc Class A	19,135	204,936
Perella Weinberg Partners Class A	28,724	554,660
Piper Sandler Cos	9,512	2,699,602
PJT Partners Inc Class A	12,951	1,726,886
StepStone Group Inc Class A	34,101	1,937,960
StoneX Group Inc (b)	1,471	120,445
Value Line Inc	412	19,158
Victory Capital Holdings Inc Class A	22,608	1,252,483
Virtus Invt Partners Inc	3,055	639,870
WisdomTree Inc	76,268	761,917
		20,871,352
Consumer Finance - 0.7%
Atlanticus Holdings Corp (b)	159	5,577
FirstCash Holdings Inc	21,111	2,423,543
Lendingtree Inc (b)	5,073	294,386
Moneylion Inc Class A (b)	4,658	193,540
NerdWallet Inc Class A (b)	21,605	274,600
OppFi Inc Class A	10,212	48,303
PROG Holdings Inc	3,724	180,577
Regional Management Corp	539	17,631
Upstart Holdings Inc (b)(c)	42,316	1,693,063
World Acceptance Corp (b)(c)	1,736	204,813
		5,336,033
Financial Services - 1.6%
AvidXchange Holdings Inc (b)	94,988	770,353
Cass Information Systems Inc	6,314	261,905
Federal Agricultural Mortgage Corp Class C	4,432	830,601
Flywire Corp (b)	66,429	1,088,771
I3 Verticals Inc Class A (b)	721	15,364
International Money Express Inc (b)	17,361	321,005
Marqeta Inc Class A (b)	221,592	1,090,233
Mr Cooper Group Inc (b)	12,763	1,176,493
NCR Atleos Corp	39,690	1,132,356
NMI Holdings Inc (b)	3,167	130,449
Payoneer Global Inc (b)	117,956	888,209
Paysign Inc (b)	18,020	66,133
PennyMac Financial Services Inc	8,030	915,179
Priority Technology Holdings Inc (b)	9,933	67,842
Remitly Global Inc (b)	80,897	1,083,211
Sezzle Inc (b)	1,133	193,278
USA Technologies Inc (b)	30,399	224,953
Walker & Dunlop Inc	12,809	1,454,974
		11,711,309
Insurance - 1.6%
American Coastal Insurance Corp (b)	5,746	64,757
Amerisafe Inc	4,482	216,615
Baldwin Insurance Group Inc/The Class A (b)	36,131	1,799,324
Bowhead Specialty Holdings Inc	1,039	29,102
Crawford & Co Class A	8,317	91,237
F&G Annuities & Life Inc	556	24,864
Goosehead Insurance Inc Class A (b)	12,368	1,104,462
HCI Group Inc	4,522	484,125
Investors Title Co	120	27,576
Lemonade Inc (b)(c)	23,183	382,288
Mercury General Corp	1,817	114,435
Oscar Health Inc Class A (b)	106,605	2,261,092
Palomar Hldgs Inc (b)	13,454	1,273,690
Root Inc/OH Class A (b)	4,717	178,208
Selective Insurance Group Inc	28,374	2,647,295
Skyward Specialty Insurance Group Inc (b)	4,798	195,423
Tiptree Inc Class A	3,186	62,350
Trupanion Inc (b)(c)	18,007	755,934
Universal Insurance Holdings Inc	2,423	53,694
		11,766,471
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AG Mortgage Investment Trust Inc	2,608	19,586
Angel Oak Mortgage REIT Inc	2,239	23,353
Kkr Real Estate Finance Trust Inc	8,561	105,728
		148,667
TOTAL FINANCIALS		58,019,970

Health Care - 25.4%
Biotechnology - 13.4%
4D Molecular Therapeutics Inc (b)	17,829	192,731
Absci Corp (b)(c)	31,961	122,091
ACADIA Pharmaceuticals Inc (b)	65,842	1,012,650
Achieve Life Sciences Inc (b)	11,395	54,012
Actinium Pharmaceuticals Inc (b)	16,252	30,554
ADMA Biologics Inc (b)	123,431	2,467,386
Aerovate Therapeutics Inc (b)	7,130	14,902
Agenus Inc (b)(c)	1,600	8,768
Akebia Therapeutics Inc (b)	10,725	14,157
Akero Therapeutics Inc (b)	6,227	178,653
Aldeyra Therapeutics Inc (b)	2,714	14,628
Alector Inc (b)	44,102	205,515
Alkermes PLC (b)	89,824	2,514,174
Altimmune Inc (b)(c)	21,131	129,744
ALX Oncology Holdings Inc (b)	18,636	33,918
Amicus Therapeutics Inc (b)	160,996	1,719,437
AnaptysBio Inc (b)	10,691	358,149
Anavex Life Sciences Corp (b)(c)	10,831	61,520
Anika Therapeutics Inc (b)	1,356	33,493
Apogee Therapeutics Inc (b)	20,845	1,224,435
Applied Therapeutics Inc (b)	31,873	270,921
Arbutus Biopharma Corp (b)	74,630	287,326
Arcellx Inc (b)	23,639	1,974,093
Arcturus Therapeutics Holdings Inc (b)	11,152	258,838
Arcus Biosciences Inc (b)	29,706	454,205
Arcutis Biotherapeutics Inc (b)(c)	58,056	539,921
Ardelyx Inc (b)	126,993	874,982
ArriVent Biopharma Inc (c)	9,334	219,349
Arrowhead Pharmaceuticals Inc (b)	65,585	1,270,381
ARS Pharmaceuticals Inc (b)(c)	26,924	390,398
Astria Therapeutics Inc (b)	20,895	230,054
Atossa Therapeutics Inc (b)(c)	12,105	18,400
Avid Bioservices Inc (b)	32,073	364,991
Avidity Biosciences Inc (b)	59,237	2,720,755
Avita Medical Inc (b)	13,959	149,640
BioCryst Pharmaceuticals Inc (b)	112,926	858,238
Biohaven Ltd (b)	41,214	2,059,464
Biomea Fusion Inc (b)(c)	15,123	152,742
Black Diamond Therapeutics Inc (b)(c)	14,739	64,115
Blueprint Medicines Corp (b)	34,444	3,186,070
Boundless Bio Inc (b)	2,032	7,051
Bridgebio Pharma Inc (b)	48,131	1,225,415
Cabaletta Bio Inc (b)	5,475	25,842
Candel Therapeutics Inc (b)	10,982	76,105
Capricor Therapeutics Inc (b)(c)	11,997	182,474
Cardiff Oncology Inc (b)(c)	8,328	22,236
CareDx Inc (b)	6,103	190,566
Cargo Therapeutics Inc (b)(c)	1,875	34,594
Cartesian Therapeutics Inc (c)	3,957	63,787
Cartesian Therapeutics Inc rights (b)(e)	12,935	5,562
Catalyst Pharmaceuticals Inc (b)	61,440	1,221,427
Celcuity Inc (b)	13,833	206,250
Celldex Therapeutics Inc (b)	28,983	985,132
CervoMed Inc (b)(c)	2,966	43,304
CG oncology Inc (c)	15,710	592,738
Chinook Therapeutics Inc rights (b)(e)	985	0
Cogent Biosciences Inc (b)	46,643	503,744
Coherus Biosciences Inc (b)(c)	15,835	16,468
Corbus Pharmaceuticals Holdings Inc (b)(c)	3,423	70,616
Crinetics Pharmaceuticals Inc (b)	42,679	2,180,897
Cullinan Therapeutics Inc (b)	25,105	420,258
Cytokinetics Inc (b)	5,806	306,557
Day One Biopharmaceuticals Inc (b)	25,389	353,669
Denali Therapeutics Inc (b)	39,155	1,140,585
Dianthus Therapeutics Inc (b)(c)	969	26,531
Disc Medicine Inc (b)	1,190	58,477
Dynavax Technologies Corp (b)	57,665	642,388
Dyne Therapeutics Inc (b)	44,299	1,591,220
Elevation Oncology Inc (b)	16,801	10,079
Eliem Therapeutics Inc (b)	957	4,871
Fibrobiologics Inc (c)	15,187	46,928
Foghorn Therapeutics Inc (b)	8,368	77,906
Galectin Therapeutics Inc (b)(c)	6,857	18,857
Geron Corp (b)	221,326	1,004,820
Greenwich Lifesciences Inc (b)(c)	3,285	47,205
Gyre Therapeutics Inc (b)(c)	350	4,388
Halozyme Therapeutics Inc (b)	68,291	3,908,977
Heron Therapeutics Inc (b)(c)	5,846	11,634
HilleVax Inc (b)	3,366	5,924
Humacyte Inc Class A (b)(c)	48,095	261,637
Ideaya Biosciences Inc (b)	45,621	1,445,273
IGM Biosciences Inc (b)(c)	7,606	125,803
ImmunityBio Inc (b)(c)	61,365	228,278
Immunome Inc (b)	28,098	410,793
Immunovant Inc (b)	31,721	904,366
Inhibrx Biosciences Inc	3,696	57,879
Inmune Bio Inc (b)(c)	7,400	39,886
Insmed Inc (b)	86,119	6,286,687
Iovance Biotherapeutics Inc (b)(c)	139,067	1,305,839
Ironwood Pharmaceuticals Inc Class A (b)	26,247	108,138
Janux Therapeutics Inc (b)	15,321	696,033
Jasper Therapeutics Inc Class A (b)	6,188	116,396
KalVista Pharmaceuticals Inc (b)	21,079	244,095
Keros Therapeutics Inc (b)	16,233	942,650
Kiniksa Pharmaceuticals International Plc Class A (b)	20,382	509,346
Korro Bio Inc (b)	900	30,078
Krystal Biotech Inc (b)	13,595	2,474,698
Kura Oncology Inc (b)	39,966	780,936
Kymera Therapeutics Inc (b)	24,454	1,157,408
Kyverna Therapeutics Inc	5,627	27,516
Larimar Therapeutics Inc (b)	23,014	150,742
Lexeo Therapeutics Inc	12,215	110,424
Lexicon Pharmaceuticals Inc (b)	23,350	36,660
Lineage Cell Therapeutics Inc (b)(c)	80,700	73,058
MacroGenics Inc (b)	28,519	93,828
Madrigal Pharmaceuticals Inc (b)(c)	9,618	2,041,132
MannKind Corp (b)	111,279	699,945
MeiraGTx Holdings plc (b)	14,220	59,297
Mersana Therapeutics Inc (b)	32,626	61,663
Metagenomi Inc (c)	2,034	4,413
MiMedx Group Inc (b)	30,601	180,852
Mineralys Therapeutics Inc (b)	3,343	40,484
Mirum Pharmaceuticals Inc (b)(c)	21,630	843,570
Neurogene Inc (b)	2,975	124,831
Novavax Inc (b)(c)	59,749	754,630
Nurix Therapeutics Inc (b)	24,069	540,830
Nuvalent Inc Class A (b)	19,002	1,943,905
Ocugen Inc (b)(c)	139,497	138,409
Olema Pharmaceuticals Inc (b)	5,656	67,533
OmniAb Operations Inc (b)(e)	191	546
OmniAb Operations Inc (b)(e)	191	500
Organogenesis Holdings Inc Class A (b)	4,008	11,463
ORIC Pharmaceuticals Inc (b)(c)	7,668	78,597
Outlook Therapeutics Inc (b)(c)	5,018	26,796
Ovid therapeutics Inc (b)	32,308	38,123
PepGen Inc (b)(c)	7,531	64,390
Perspective Therapeutics Inc (b)	24,046	321,014
Poseida Therapeutics Inc (b)	10,670	30,516
Praxis Precision Medicines Inc (b)	9,424	542,257
Precigen Inc (b)(c)	5,240	4,963
Prime Medicine Inc (b)(c)	31,010	120,009
ProKidney Corp Class A (b)(c)	44,591	85,615
Protagonist Therapeutics Inc (b)	32,095	1,444,275
PTC Therapeutics Inc (b)	31,834	1,181,041
Puma Biotechnology Inc (b)	8,081	20,607
Recursion Pharmaceuticals Inc Class A (b)(c)	130,287	858,591
Regulus Therapeutics Inc (b)	8,482	13,317
Renovaro Inc (b)(c)	18,249	8,820
REVOLUTION Medicines Inc (b)	54,460	2,469,761
Rhythm Pharmaceuticals Inc (b)	30,054	1,574,529
Rigel Pharmaceuticals Inc (b)	7,361	119,101
Rocket Pharmaceuticals Inc (b)	36,297	670,406
Sana Biotechnology Inc (b)(c)	72,331	300,897
Savara Inc (b)	50,614	214,603
Scholar Rock Holding Corp (b)(c)	33,710	270,017
Sera Prognostics Inc Class A (b)	15,096	117,749
Shattuck Labs Inc (b)(c)	14,363	50,127
Skye Bioscience Inc (b)	1,373	5,368
Soleno Therapeutics Inc (b)	12,635	637,941
Solid Biosciences Inc (b)	1,135	7,911
SpringWorks Therapeutics Inc (b)	37,774	1,210,279
Spyre Therapeutics Inc (b)	1,765	51,909
Stoke Therapeutics Inc (b)	19,455	239,102
Summit Therapeutics Inc (b)(c)	45,303	992,136
Syndax Pharmaceuticals Inc (b)	45,287	871,775
Tango Therapeutics Inc (b)	26,110	201,047
Taysha Gene Therapies Inc (b)	94,136	189,213
Tenaya Therapeutics Inc (b)	8,368	16,150
Tevogen Bio Holdings Inc Class A (b)	6,540	2,408
TG Therapeutics Inc (b)	76,580	1,791,206
TScan Therapeutics Inc (b)	13,691	68,181
Twist Bioscience Corp (b)	31,587	1,427,101
Tyra Biosciences Inc (b)	11,118	261,384
UroGen Pharma Ltd (b)(c)	16,013	203,365
Vaxcyte Inc (b)	65,428	7,476,458
Vera Therapeutics Inc Class A (b)	21,295	941,239
Verastem Inc (b)	21,211	63,421
Vericel Corp (b)	26,633	1,125,244
Viridian Therapeutics Inc (b)	25,093	570,866
Werewolf Therapeutics Inc (b)	4,064	8,616
X4 Pharmaceuticals Inc (b)(c)	91,874	61,491
Xencor Inc (b)	14,905	299,740
XOMA Royalty Corp (b)	2,752	72,873
Y-mAbs Therapeutics Inc (b)	20,123	264,617
		99,890,894
Health Care Equipment & Supplies - 4.8%
Accuray Inc Del (b)	49,297	88,735
Alphatec Holdings Inc (b)	56,111	311,977
Artivion Inc (b)	16,502	439,283
AtriCure Inc (b)	16,870	473,035
Axogen Inc (b)	23,199	325,250
Axonics Inc (b)	27,928	1,943,789
Bioventus Inc (b)	7,392	88,334
Cerus Corp (b)	98,717	171,768
CONMED Corp	16,957	1,219,547
CVRx Inc (b)(c)	7,267	64,022
Embecta Corp	3,035	42,794
Fractyl Health Inc	11,310	28,614
Glaukos Corp (b)	26,796	3,490,983
Haemonetics Corp (b)(c)	27,526	2,212,540
Inari Medical Inc (b)	29,093	1,199,795
Inmode Ltd (b)	5,471	92,733
Integer Holdings Corp (b)	12,827	1,667,510
iRadimed Corp	4,401	221,326
iRhythm Technologies Inc (b)	17,186	1,275,889
Lantheus Holdings Inc (b)	37,725	4,140,320
LeMaitre Vascular Inc	11,165	1,037,117
LivaNova PLC (b)	1,787	93,889
Merit Medical Systems Inc (b)	31,343	3,097,629
NeuroPace Inc (b)	7,461	52,003
Novocure Ltd (b)	58,610	916,074
Orchestra BioMed Holdings Inc (b)	5,399	27,751
Paragon 28 Inc (b)(c)	25,712	171,756
PROCEPT BioRobotics Corp (b)	23,234	1,861,508
Pulmonx Corp (b)	20,690	171,520
Pulse Biosciences Inc (b)(c)	10,011	175,594
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	278	1,445
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	1,445
RxSight Inc (b)	19,611	969,372
Sanara Medtech Inc (b)	2,184	66,044
Semler Scientific Inc (b)(c)	2,597	61,159
SI-BONE Inc (b)	18,051	252,353
Sight Sciences Inc (b)	19,208	121,010
STAAR Surgical Co (b)	27,040	1,004,536
Stereotaxis Inc (b)	27,679	56,465
Surmodics Inc (b)	4,834	187,463
Tandem Diabetes Care Inc (b)(c)	35,555	1,507,888
TransMedics Group Inc (b)	17,591	2,761,787
Treace Medical Concepts Inc (b)	26,663	154,645
UFP Technologies Inc (b)	3,990	1,263,633
Zynex Inc (b)(c)	8,344	68,087
		35,580,417
Health Care Providers & Services - 4.0%
Accolade Inc (b)	13,259	51,047
AdaptHealth Corp (b)	24,214	271,923
Addus HomeCare Corp (b)	3,770	501,523
agilon health Inc (b)	168,618	662,669
AirSculpt Technologies Inc (b)(c)	7,263	36,823
Alignment Healthcare Inc (b)	54,702	646,578
AMN Healthcare Services Inc (b)	20,876	884,934
Ardent Health Partners Inc	4,567	83,941
Astrana Health Inc (b)	23,674	1,371,672
Aveanna Healthcare Holdings Inc (b)	19,688	102,378
BrightSpring Health Services Inc (b)	29,429	432,018
Brookdale Senior Living Inc (b)	89,622	608,533
Castle Biosciences Inc (b)	4,554	129,880
Community Health Systems Inc (b)	37,207	225,846
Concentra Group Holdings Parent Inc	8,564	191,491
CorVel Corp (b)	4,870	1,591,954
DocGo Inc Class A (b)	10,185	33,814
Enhabit Inc (b)	2,680	21,172
Ensign Group Inc/The	30,377	4,368,820
GeneDx Holdings Corp Class A (b)	876	37,177
Guardant Health Inc (b)	64,781	1,486,076
HealthEquity Inc (b)	46,368	3,795,221
Hims & Hers Health Inc Class A (b)	104,144	1,918,332
Infusystem Holdings Inc (b)	10,865	72,796
Innovage Holding Corp (b)	3,301	19,806
Joint Corp/The (b)	5,933	67,874
LifeStance Health Group Inc (b)	34,966	244,762
Modivcare Inc (b)	3,036	43,354
National Research Corp Class A	8,394	191,887
NeoGenomics Inc (b)	5,552	81,892
Option Care Health Inc (b)	44,216	1,383,961
Owens & Minor Inc (b)	6,267	98,329
PACS Group Inc	21,757	869,627
Patterson Cos Inc	7,928	173,148
Pennant Group Inc/The (b)	15,610	557,277
Performant Financial Corp (b)	26,495	99,091
PetIQ Inc Class A (b)	2,189	67,356
Privia Health Group Inc (b)	56,137	1,022,255
Progyny Inc (b)	46,608	781,150
Quipt Home Medical Corp (United States) (b)	1,941	5,667
RadNet Inc (b)	36,234	2,514,277
Select Medical Holdings Corp	40,665	1,417,989
Sonida Senior Living Inc (b)	1,042	27,863
Talkspace Inc Class A (b)	67,291	140,638
US Physical Therapy Inc	8,177	692,020
Viemed Healthcare Inc (b)	18,742	137,379
		30,164,220
Health Care Technology - 0.6%
Evolent Health Inc Class A (b)	63,332	1,791,029
Health Catalyst Inc (b)	2,889	23,516
HealthStream Inc	4,576	131,972
LifeMD Inc (b)(c)	12,064	63,215
OptimizeRx Corp (b)	9,606	74,158
Phreesia Inc (b)	30,239	689,147
Schrodinger Inc/United States (b)(c)	30,384	563,623
Simulations Plus Inc	8,692	278,318
Teladoc Health Inc (b)	14,481	132,936
Waystar Holding Corp	15,386	429,116
		4,177,030
Life Sciences Tools & Services - 0.2%
Akoya Biosciences Inc (b)(c)	14,429	39,247
BioLife Solutions Inc (b)	17,623	441,281
ChromaDex Corp (b)	26,814	97,871
Codexis Inc (b)	4,150	12,782
Conduit Pharmaceuticals Inc Class A (b)	7,421	879
CryoPort Inc (b)(c)	19,537	158,445
Harvard Bioscience Inc (b)	5,676	15,268
Maravai LifeSciences Holdings Inc Class A (b)	60,361	501,601
Mesa Laboratories Inc	935	121,419
OmniAb Inc (b)(c)	5,902	24,965
Quanterix Corp (b)	2,722	35,277
Standard BioTools Inc (b)(c)	36,323	70,103
		1,519,138
Pharmaceuticals - 2.4%
Alto Neuroscience Inc	7,083	81,030
Alumis Inc (c)	4,086	43,638
Amneal Intermediate Inc Class A (b)	72,942	606,877
Amphastar Pharmaceuticals Inc (b)	21,174	1,027,574
ANI Pharmaceuticals Inc (b)	7,169	427,703
Aquestive Therapeutics Inc (b)(c)	11,078	55,168
Arvinas Inc (b)	35,391	871,680
Avadel Pharmaceuticals PLC (b)	50,503	662,347
Axsome Therapeutics Inc (b)(c)	19,984	1,795,963
Biote Corp Class A (b)	13,997	78,103
Cassava Sciences Inc (b)(c)	22,194	653,169
Collegium Pharmaceutical Inc (b)	17,797	687,676
Contineum Therapeutics Inc Class A (c)	1,874	35,868
Corcept Therapeutics Inc (b)	44,369	2,053,398
CorMedix Inc (b)(c)	27,416	221,521
Edgewise Therapeutics Inc (b)	39,918	1,065,412
Enliven Therapeutics Inc (b)	18,240	465,850
Esperion Therapeutics Inc New (b)	28,144	46,438
Evolus Inc (b)	30,195	489,159
EyePoint Pharmaceuticals Inc (b)(c)	12,495	99,835
Fulcrum Therapeutics Inc (b)	14,403	51,419
Harmony Biosciences Holdings Inc (b)	16,502	660,080
Harrow Inc (b)(c)	16,692	750,472
Innoviva Inc (b)	2,636	50,901
Liquidia Corp (b)	31,531	315,310
Longboard Pharmaceuticals Inc (b)	17,676	589,141
Lyra Therapeutics Inc (b)(c)	15,791	4,058
Mind Medicine MindMed Inc (b)	39,380	224,072
Neumora Therapeutics Inc	45,970	607,264
Ocular Therapeutix Inc (b)(c)	85,034	739,796
Omeros Corp (b)(c)	10,521	41,768
Pacira BioSciences Inc (b)	1,854	27,903
Phathom Pharmaceuticals Inc (b)(c)	4,027	72,808
Phibro Animal Health Corp Class A	2,688	60,534
Rapport Therapeutics Inc (b)	2,866	58,696
Revance Therapeutics Inc (b)	56,960	295,622
scPharmaceuticals Inc (b)(c)	15,507	70,712
SIGA Technologies Inc (c)	18,636	125,793
Supernus Pharmaceuticals Inc (b)	1,974	61,549
Tarsus Pharmaceuticals Inc (b)(c)	20,106	661,286
Telomir Pharmaceuticals Inc (c)	1,452	9,322
Terns Pharmaceuticals Inc (b)	1,639	13,669
Trevi Therapeutics Inc (b)	19,691	65,768
Verrica Pharmaceuticals Inc (b)(c)	10,388	15,063
WaVe Life Sciences Ltd (b)	36,181	296,684
Xeris Biopharma Holdings Inc (b)	76,532	218,116
Zevra Therapeutics Inc (b)	12,147	84,300
		17,640,515
TOTAL HEALTH CARE		188,972,214

Industrials - 21.4%
Aerospace & Defense - 1.5%
AAR Corp (b)	3,806	248,760
AeroVironment Inc (b)	14,348	2,876,774
Archer Aviation Inc Class A (b)(c)	120,585	365,373
Byrna Technologies Inc (b)	9,462	160,570
Cadre Holdings Inc	14,235	540,218
Eve Holding Inc Class A (b)(c)	16,627	53,871
Intuitive Machines Inc Class A (b)(c)	777	6,255
Kratos Defense & Security Solutions Inc (b)	35,903	836,540
Leonardo DRS Inc (b)	40,231	1,135,319
Moog Inc Class A	15,569	3,145,250
Park Aerospace Corp	4,381	57,084
Redwire Corp Class A (b)(c)	3,348	23,001
Rocket Lab USA Inc Class A (b)(c)	191,169	1,860,074
Terran Orbital Corp Class A (b)	5,411	1,359
Virgin Galactic Holdings Inc Class A (b)(c)	791	4,825
VirTra Inc (b)(c)	5,730	35,641
		11,350,914
Building Products - 1.9%
American Woodmark Corp (b)	511	47,753
Apogee Enterprises Inc	3,820	267,457
AZZ Inc	13,361	1,103,752
CSW Industrials Inc	9,077	3,325,722
Gibraltar Industries Inc (b)	7,961	556,713
Griffon Corp	20,661	1,446,270
Insteel Industries Inc	4,626	143,822
Janus International Group Inc (b)	77,538	783,909
JELD-WEN Holding Inc (b)	16,237	256,707
Tecnoglass Inc	12,275	842,802
UFP Industries Inc	18,738	2,458,613
Zurn Elkay Water Solutions Corp	74,766	2,687,090
		13,920,610
Commercial Services & Supplies - 1.5%
ACV Auctions Inc Class A (b)	81,216	1,651,121
Aris Water Solutions Inc Class A	908	15,318
Bridger Aerospace Group Holdings Inc (b)	1,325	2,941
Brink's Co/The	24,619	2,846,941
Casella Waste Systems Inc Class A (b)	33,809	3,363,657
CECO Environmental Corp (b)	15,994	451,031
CompX International Inc Class A	470	13,729
Driven Brands Holdings Inc (b)	32,741	467,214
HNI Corp	12,271	660,671
Interface Inc	3,067	58,181
LanzaTech Global Inc Class A (b)(c)	61,150	116,797
Liquidity Services Inc (b)	11,744	267,763
Montrose Environmental Group Inc (b)	17,377	457,015
Perma-Fix Environmental Services Inc (b)(c)	7,962	97,694
Pitney Bowes Inc	25,995	185,344
Quad/Graphics Inc Class A	10,522	47,770
Quest Resource Holding Corp (b)	9,439	75,323
Viad Corp (b)	11,190	400,938
Virco Mfg. Corp	378	5,220
VSE Corp	1,390	114,995
		11,299,663
Construction & Engineering - 2.4%
Ameresco Inc Class A (b)	5,879	223,049
Argan Inc	6,773	686,985
Bowman Consulting Group Ltd (b)	7,293	175,615
Centuri Holdings Inc	7,481	120,818
Construction Partners Inc Class A (b)	23,592	1,646,722
Dycom Industries Inc (b)	15,561	3,067,073
Fluor Corp (b)	85,721	4,089,749
Granite Construction Inc	19,914	1,578,782
IES Holdings Inc (b)	4,497	897,691
Limbach Holdings Inc (b)	5,584	423,044
MYR Group Inc (b)	9,030	923,137
Northwest Pipe Co (b)	839	37,864
Orion Group Holdings Inc (b)	2,571	14,835
Primoris Services Corp	27,064	1,571,877
Sterling Infrastructure Inc (b)	16,598	2,407,042
		17,864,283
Electrical Equipment - 1.7%
374Water Inc (b)	35,427	48,181
Allient Inc	442	8,394
American Superconductor Corp (b)	19,097	450,689
Amprius Technologies Inc (b)(c)	8,986	9,974
Array Technologies Inc (b)	83,474	550,928
Atkore Inc	20,161	1,708,443
Blink Charging Co (b)(c)	23,644	40,668
Bloom Energy Corp Class A (b)(c)	99,347	1,049,104
ChargePoint Holdings Inc Class A (b)(c)	117,975	161,626
EnerSys	20,118	2,053,042
Enovix Corp Class B (b)(c)	83,801	782,701
Fluence Energy Inc Class A (b)(c)	33,271	755,584
GrafTech International Ltd (b)	130,327	172,032
LSI Industries Inc	10,692	172,676
NANO Nuclear Energy Inc (c)	357	5,144
NEXTracker Inc Class A (b)	58,883	2,206,936
NuScale Power Corp Class A (b)(c)	43,279	501,171
Plug Power Inc (b)(c)	32,883	74,316
Powell Industries Inc	5,108	1,133,925
Preformed Line Products Co	84	10,759
SES AI Corp Class A (b)	5,796	3,708
Shoals Technologies Group Inc (b)	93,753	525,954
SolarMax Technology Inc (b)(c)	1,150	726
Solidion Technology Inc Class A (b)(c)	3,696	1,364
Thermon Group Holdings Inc (b)	1,875	55,950
Ultralife Corp (b)	653	5,903
Vicor Corp (b)	6,874	289,395
		12,779,293
Ground Transportation - 0.5%
ArcBest Corp	12,931	1,402,367
Covenant Logistics Group Inc Class A	770	40,687
Heartland Express Inc	10,400	127,712
Marten Transport Ltd	6,657	117,829
PAM Transportation Services Inc (b)	374	6,919
Proficient Auto Logistics Inc	2,447	34,698
RXO Inc (b)	74,403	2,083,284
Universal Logistics Holdings Inc	1,320	56,905
Werner Enterprises Inc	4,295	165,744
		4,036,145
Machinery - 5.0%
Alamo Group Inc	5,598	1,008,368
Albany International Corp Class A	4,161	369,705
Atmus Filtration Technologies Inc	45,994	1,726,155
Blue Bird Corp (b)	17,705	849,132
Chart Industries Inc (b)(c)	23,582	2,927,469
Douglas Dynamics Inc	10,316	284,515
Energy Recovery Inc (b)	31,037	539,733
Enerpac Tool Group Corp Class A	29,898	1,252,427
Enpro Inc	1,216	197,211
ESCO Technologies Inc	6,930	893,831
Federal Signal Corp	32,956	3,080,068
Franklin Electric Co Inc	24,827	2,602,366
Gorman-Rupp Co/The	11,457	446,250
Graham Corp (b)	5,610	166,000
Helios Technologies Inc	12,416	592,243
Hillenbrand Inc	12,869	357,758
Hillman Solutions Corp Class A (b)	18,325	193,512
Hyster-Yale Inc Class A	3,804	242,581
John Bean Technologies Corp	1,216	119,788
Kadant Inc	6,431	2,173,678
Lindsay Corp	2,942	366,691
Mayville Engineering CO Inc (b)	551	11,615
Miller Industries Inc/TN	370	22,570
Mueller Industries Inc	56,631	4,196,358
Mueller Water Products Inc Class A1	85,253	1,849,990
Omega Flex Inc	1,941	96,895
REV Group Inc	21,921	615,103
Shyft Group Inc/The	1,097	13,767
SPX Technologies Inc (b)	24,683	3,935,952
Standex International Corp	4,859	888,128
Taylor Devices Inc (b)(c)	1,304	65,096
Tennant CO	4,600	441,784
Trinity Industries Inc	41,212	1,435,826
Watts Water Technologies Inc Class A	15,004	3,108,680
		37,071,245
Passenger Airlines - 0.2%
Frontier Group Holdings Inc (b)(c)	23,054	123,339
Joby Aviation Inc Class A (b)(c)	221,038	1,111,822
Sun Country Airlines Holdings Inc (b)	10,178	114,095
Wheels Up Experience Inc Class A (b)(c)	49,065	118,737
		1,467,993
Professional Services - 3.4%
Barrett Business Services Inc	12,725	477,315
Cbiz Inc (b)	26,300	1,769,727
CRA International Inc	3,605	632,029
CSG Systems International Inc	16,180	787,157
DLH Holdings Corp (b)	1,679	15,715
ExlService Holdings Inc (b)	86,100	3,284,715
Exponent Inc	27,687	3,191,757
First Advantage Corp (c)	16,576	329,034
FiscalNote Holdings Inc Class A (b)	33,197	42,492
Franklin Covey Co (b)	6,151	252,991
HireQuest Inc	2,465	34,904
Huron Consulting Group Inc (b)	9,603	1,043,846
ICF International Inc	10,240	1,707,930
Innodata Inc (b)(c)	14,805	248,280
Insperity Inc	19,705	1,734,040
Kforce Inc	10,202	626,913
Legalzoom.com Inc (b)	75,346	478,447
Maximus Inc	33,410	3,112,476
NV5 Global Inc (b)	1,434	134,050
Spire Global Inc Class A (b)(c)	12,201	121,888
Sterling Check Corp (b)(c)	10,827	181,027
TriNet Group Inc	17,542	1,701,048
Upwork Inc (b)	68,072	711,352
Verra Mobility Corp Class A (b)	91,259	2,537,913
		25,157,046
Trading Companies & Distributors - 3.3%
Alta Equipment Group Inc Class A (c)	14,676	98,916
Applied Industrial Technologies Inc	21,050	4,696,887
Beacon Roofing Supply Inc (b)	32,573	2,815,284
Boise Cascade Co	10,379	1,463,231
Custom Truck One Source Inc Class A (b)(c)	18,474	63,735
Distribution Solutions Group Inc (b)	5,069	195,207
DXP Enterprises Inc/TX (b)	595	31,749
EVI Industries Inc	2,247	43,435
FTAI Aviation Ltd	55,685	7,400,537
Global Industrial Co	7,459	253,382
GMS Inc (b)	19,776	1,791,112
H&E Equipment Services Inc	16,223	789,736
Herc Holdings Inc	15,453	2,463,672
Hudson Technologies Inc (b)	3,436	28,656
Karat Packaging Inc	3,743	96,906
McGrath RentCorp	13,410	1,411,805
Transcat Inc (b)	4,936	596,121
Xometry Inc Class A (b)(c)	22,981	422,161
		24,662,532
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	6,205	68,503
TOTAL INDUSTRIALS		159,678,227

Information Technology - 18.6%
Communications Equipment - 0.4%
Calix Inc (b)	23,902	927,159
Extreme Networks Inc (b)	36,748	552,322
Harmonic Inc (b)	60,368	879,562
Infinera Corp (b)(c)	110,615	746,651
		3,105,694
Electronic Equipment, Instruments & Components - 3.1%
908 Devices Inc (b)	979	3,396
Advanced Energy Industries Inc	20,547	2,162,366
Arlo Technologies Inc (b)	52,021	629,974
Badger Meter Inc	16,097	3,515,746
Belden Inc	11,898	1,393,613
Climb Global Solutions Inc	2,301	229,042
CTS Corp	12,804	619,458
Daktronics Inc (b)	2,920	37,697
ePlus Inc (b)	9,678	951,735
Evolv Technologies Holdings Inc Class A (b)(c)	71,491	289,539
Insight Enterprises Inc (b)	15,280	3,291,159
Iteris Inc (b)	21,964	156,823
Itron Inc (b)	22,754	2,430,355
Lightwave Logic Inc (b)(c)	65,695	181,318
MicroVision Inc (b)(c)	60,404	68,861
Mirion Technologies Inc Class A (b)	14,204	157,238
Napco Security Technologies Inc	19,242	778,531
nLight Inc (b)	1,366	14,602
Novanta Inc (b)(c)	19,662	3,517,925
OSI Systems Inc (b)	8,383	1,272,791
Ouster Inc Class A (b)	4,080	25,704
PAR Technology Corp (b)(c)	18,897	984,156
Plexus Corp (b)	4,443	607,403
		23,319,432
IT Services - 1.1%
Applied Digital Corp (b)(c)	44,482	366,977
ASGN Inc (b)	5,500	512,765
Backblaze Inc Class A (b)	21,822	139,443
BigBear.ai Holdings Inc (b)(c)	41,565	60,684
BigCommerce Holdings Inc (b)	38,536	225,436
Core Scientific Inc (c)	76,513	907,444
Couchbase Inc (b)	21,280	343,034
DigitalOcean Holdings Inc (b)(c)	36,042	1,455,736
Fastly Inc Class A (b)	56,075	424,488
Grid Dynamics Holdings Inc (b)	23,698	331,772
Hackett Group Inc/The	12,490	328,112
Perficient Inc (b)	19,060	1,438,649
Squarespace Inc Class A (b)	33,176	1,540,362
Tucows Inc Class A (b)(c)	4,360	91,080
		8,165,982
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research Inc Class A (b)	19,122	388,177
Aehr Test Systems (b)(c)	15,132	194,446
Ambarella Inc (b)	10,867	612,953
Axcelis Technologies Inc (b)	17,877	1,874,403
CEVA Inc (b)	10,824	261,400
Credo Technology Group Holding Ltd (b)	70,622	2,175,158
Diodes Inc (b)	2,642	169,326
Everspin Technologies Inc (b)	8,942	52,758
FormFactor Inc (b)	42,473	1,953,758
GCT Semiconductor Holding Inc Class A (b)	4,024	13,480
Ichor Holdings Ltd (b)	5,679	180,649
Impinj Inc (b)	12,569	2,721,441
MaxLinear Inc Class A (b)	41,222	596,895
Navitas Semiconductor Corp Class A (b)(c)	9,457	23,170
NVE Corp	2,622	209,419
PDF Solutions Inc (b)	17,005	538,718
Photronics Inc (b)	11,498	284,690
Power Integrations Inc (c)	31,045	1,990,605
QuickLogic Corp (b)(c)	7,541	57,839
Rambus Inc (b)	59,682	2,519,774
Semtech Corp (b)	35,567	1,623,989
Silicon Laboratories Inc (b)	17,579	2,031,605
SiTime Corp (b)	10,088	1,730,193
SkyWater Technology Inc (b)(c)	14,881	135,119
Synaptics Inc (b)	1,574	122,111
Ultra Clean Holdings Inc (b)	24,183	965,627
Veeco Instruments Inc (b)	25,675	850,613
		24,278,316
Software - 10.6%
8x8 Inc (b)	69,908	142,612
A10 Networks Inc	38,805	560,344
ACI Worldwide Inc (b)	57,792	2,941,613
Adeia Inc (c)	50,238	598,335
Agilysys Inc (b)	12,389	1,350,029
Airship AI Holdings Inc Class A (b)	3,945	9,074
Alarm.com Holdings Inc (b)	26,517	1,449,684
Alkami Technology Inc (b)	24,444	770,964
Altair Engineering Inc Class A (b)	31,325	2,991,851
Amplitude Inc Class A (b)	41,854	375,430
Appian Corp Class A (b)(c)	22,242	759,342
Arteris Inc (b)	15,116	116,696
Asana Inc Class A (b)	44,418	514,805
AudioEye Inc (b)(c)	3,902	89,161
Aurora Innovation Inc Class A (b)(c)	277,811	1,644,641
AvePoint Inc Class A (b)	69,416	817,026
BCPE Pequod Buyer Inc (b)	27,807	1,741,274
Blackbaud Inc (b)	22,651	1,918,087
BlackLine Inc (b)	31,689	1,747,331
Blend Labs Inc Class A (b)	126,203	473,261
Box Inc Class A (b)	77,210	2,527,083
Braze Inc Class A (b)	36,242	1,172,066
C3.ai Inc Class A (b)(c)	46,230	1,120,153
Cipher Mining Inc (b)(c)	66,408	256,999
Cleanspark Inc (b)(c)	124,907	1,166,631
Clear Secure Inc Class A	48,209	1,597,646
Clearwater Analytics Holdings Inc Class A (b)	83,230	2,101,558
CommVault Systems Inc (b)	22,308	3,432,086
CS Disco Inc (b)(c)	10,001	58,806
Daily Journal Corp (b)(c)	544	266,614
Dave Inc Class A (b)(c)	4,280	171,029
Digimarc Corp (b)(c)	7,843	210,820
Domo Inc Class B (b)	18,521	139,093
eGain Corp (b)	10,693	54,534
Enfusion Inc Class A (b)	26,823	254,550
EverCommerce Inc (b)(c)	8,592	89,013
Freshworks Inc Class A (b)	113,690	1,305,161
iLearningEngines Holdings Inc Class A (b)(c)	16,118	26,917
Instructure Holdings Inc (b)	6,690	157,550
Intapp Inc (b)	21,341	1,020,740
InterDigital Inc	13,879	1,965,683
Jamf Holding Corp (b)	45,185	783,960
Kaltura Inc (b)	52,688	71,656
Life360 Inc (b)	2,612	102,782
LiveRamp Holdings Inc (b)	36,374	901,348
MARA Holdings Inc (b)(c)	122,857	1,992,741
Matterport Inc Class A (b)	145,111	653,000
Meridianlink Inc (b)(c)	8,920	183,484
Mitek Systems Inc (b)	25,346	219,750
N-able Inc/US (b)	39,141	511,181
NCR Voyix Corp (b)	72,663	986,037
NextNav Inc Class A (b)(c)	41,079	307,682
Olo Inc Class A (b)	28,006	138,910
OneSpan Inc (b)	18,873	314,613
Ooma Inc (b)	1,859	21,174
PagerDuty Inc (b)	50,705	940,578
Porch Group Inc (b)(c)	42,848	65,772
PowerSchool Holdings Inc Class A (b)(c)	29,000	661,490
Prairie Operating Co (b)(c)	2,151	18,843
Progress Software Corp	23,374	1,574,706
PROS Holdings Inc (b)	25,024	463,444
Q2 Holdings Inc (b)	32,251	2,572,662
Qualys Inc (b)	20,356	2,614,932
Rapid7 Inc (b)	34,063	1,358,773
Red Violet Inc (b)	6,047	172,037
Rekor Systems Inc (b)	36,016	42,499
ReposiTrak Inc	6,445	119,039
Rimini Street Inc (b)	4,079	7,545
Riot Platforms Inc (b)(c)	20,743	153,913
Roadzen Inc (b)	573	681
SEMrush Holdings Inc Class A (b)	19,876	312,252
Silvaco Group Inc	2,738	39,153
SoundHound AI Inc Class A (b)(c)	159,804	744,687
SoundThinking Inc (b)	4,900	56,791
Sprinklr Inc Class A (b)	69,284	535,565
Sprout Social Inc Class A (b)(c)	27,002	784,948
SPS Commerce Inc (b)	20,378	3,956,796
Tenable Holdings Inc (b)	64,646	2,619,456
Terawulf Inc (b)(c)	119,331	558,469
Varonis Systems Inc (b)	60,388	3,411,922
Vertex Inc Class A (b)	29,874	1,150,448
Viant Technology Inc Class A (b)	8,537	94,505
Weave Communications Inc (b)	21,396	273,869
Workiva Inc Class A (b)	27,700	2,191,624
Yext Inc (b)	57,339	396,786
Zeta Global Holdings Corp Class A (b)	97,982	2,922,803
Zuora Inc Class A (b)	76,338	658,034
		78,769,632
Technology Hardware, Storage & Peripherals - 0.1%
CompoSecure Inc Class A (c)	11,672	163,641
Corsair Gaming Inc (b)	5,164	35,941
CPI Card Group Inc (b)	2,666	74,195
IonQ Inc (b)(c)	108,438	947,748
Turtle Beach Corp (b)	5,543	85,030
		1,306,555
TOTAL INFORMATION TECHNOLOGY		138,945,611

Materials - 3.8%
Chemicals - 1.9%
Arq Inc (b)	1,559	9,150
ASP Isotopes Inc (b)(c)	27,609	76,753
Aspen Aerogels Inc (b)	7,011	194,135
Balchem Corp	17,706	3,116,256
Cabot Corp	29,693	3,318,787
Hawkins Inc	10,630	1,355,006
HB Fuller Co	8,429	669,094
Ingevity Corp (b)	20,077	783,003
Innospec Inc	11,686	1,321,570
Northern Technologies International Corp	4,310	52,970
PureCycle Technologies Inc (b)(c)	12,680	120,460
Quaker Chemical Corp	7,682	1,294,340
Sensient Technologies Corp	21,916	1,758,102
Stepan Co	1,211	93,550
		14,163,176
Construction Materials - 0.5%
Knife River Corp (b)	31,161	2,785,482
Smith-Midland Corp (b)(c)	2,461	82,172
United States Lime & Minerals Inc	5,751	561,643
		3,429,297
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	78,965	297,699
Myers Industries Inc	20,081	277,519
Pactiv Evergreen Inc	2,593	29,845
		605,063
Metals & Mining - 1.3%
Alpha Metallurgical Resources Inc	6,041	1,426,763
Carpenter Technology Corp	26,080	4,161,846
Century Aluminum Co (b)	28,859	468,382
Constellium SE (b)	71,202	1,157,745
Contango ORE Inc (b)(c)	2,289	44,086
Dakota Gold Corp (b)	22,032	51,996
Ivanhoe Electric Inc / US (b)	45,668	386,351
Kaiser Aluminum Corp	8,192	594,084
Materion Corp	10,664	1,192,875
Perpetua Resources Corp (United States) (b)	21,001	196,359
Piedmont Lithium Inc (b)(c)	2,854	25,486
Ramaco Resources Inc Class A	12,977	151,831
Ramaco Resources Inc Class B	4,509	48,517
		9,906,321
Paper & Forest Products - 0.0%
Sylvamo Corp	4,175	358,424
TOTAL MATERIALS		28,462,281

Real Estate - 1.5%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	2,557	27,692
Gladstone Commercial Corp	3,320	53,917
		81,609
Health Care REITs - 0.0%
CareTrust REIT Inc	6,447	198,954
Community Healthcare Trust Inc	1,161	21,072
Strawberry Fields REIT Ltd (c)	3,220	40,862
Universal Health Realty Income Trust	5,845	267,409
		528,297
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties Inc	32,117	3,444,227
Office REITs - 0.0%
Postal Realty Trust Inc Class A	4,474	65,499
Real Estate Management & Development - 0.6%
Compass Inc Class A (b)	208,588	1,274,474
DigitalBridge Group Inc Class A	22,997	324,948
eXp World Holdings Inc (c)	44,778	630,922
Forestar Group Inc (b)	1,228	39,750
Maui Land & Pineapple Co Inc (b)	3,876	87,016
Offerpad Solutions Inc Class A (b)(c)	762	3,094
Opendoor Technologies Inc Class A (b)(c)	16,870	33,740
Redfin Corp (b)(c)	64,072	802,822
St Joe Co/The	19,830	1,156,287
		4,353,053
Residential REITs - 0.0%
Apartment Investment and Management Co Class A (b)	37,315	337,328
Clipper Realty Inc	5,574	31,772
UMH Properties Inc	5,229	102,854
		471,954
Retail REITs - 0.3%
Alexander's Inc	1,175	284,773
CBL & Associates Properties Inc	8,553	215,536
NETSTREIT Corp	8,396	138,785
Phillips Edison & Co Inc	9,841	371,104
Saul Centers Inc	5,183	217,479
Tanger Inc	22,806	756,703
		1,984,380
Specialized REITs - 0.1%
Outfront Media Inc	31,677	582,223
TOTAL REAL ESTATE		11,511,242

Utilities - 0.5%
Electric Utilities - 0.2%
Genie Energy Ltd Class B	3,133	50,911
MGE Energy Inc (c)	8,521	779,245
Otter Tail Corp	10,104	789,729
		1,619,885
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)	36,107	188,116
Water Utilities - 0.3%
American States Water Co	11,533	960,584
Cadiz Inc (b)(c)	23,020	69,751
California Water Service Group	8,372	453,930
Consolidated Water Co Ltd	2,006	50,571
Global Water Resources Inc	6,323	79,607
Middlesex Water Co	1,217	79,397
York Water Co/The	995	37,272
		1,731,112
TOTAL UTILITIES		3,539,113

TOTAL UNITED STATES		723,846,532
TOTAL COMMON STOCKS (Cost $617,092,899)		742,469,671

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (h) (Cost $201,557)	5.08	203,000	201,669

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.89	885,846	886,024
Fidelity Securities Lending Cash Central Fund (i)(j)	4.89	66,210,017	66,216,638
TOTAL MONEY MARKET FUNDS (Cost $67,102,662)			67,102,662

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $684,397,118)	809,774,002
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(63,176,328)
NET ASSETS - 100.0%	746,597,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	41	Dec 2024	4,610,860	45,517	45,517

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,996 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $614,630 or 0.1% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $133,121.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,708,509	41,596,301	44,418,786	43,994	-	-	886,024	0.0%
Fidelity Securities Lending Cash Central Fund	43,017,692	76,713,878	53,514,932	340,652	-	-	66,216,638	0.3%
Total	46,726,201	118,310,179	97,933,718	384,646	-	-	67,102,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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